Consolidated Statements of Changes in Equity (Deficiency) - CAD ($)	Issued capital [member]	Capital reserve [member]	Shares subscribed [member]	Reserve of equity component of convertible instruments [member]	Miscellaneous other reserves [member]	Retained earnings [member]	Total
Beginning balance, value at Dec. 31, 2018	$ 20,783,372	$ 211,167		$ 733,388	$ 4,386,450	$ (25,228,411)	$ 885,966
Beginning balance, shares at Dec. 31, 2018	40,103,665
IfrsStatementLineItems [Line Items]
Shares issued for cash	$ 465,760			171,310			637,070
Shares issued for cash, net, shares	11,058,835
Exercise of stock options	$ 39,807				(19,106)		20,701
Exercise of stock options, shares	73,928
Share issued for services	$ 11,167	(11,167)
Shares issued for services, shares	125,081
Acquisition of HealthTab™ Inc.	$ 100,000	(100,000)
Acquisition of HealthTab Inc., shares	1,111,110
Share subscriptions received			10,000				10,000
Share-based compensation					86,420		86,420
Net loss for the year						(2,105,608)	(2,105,608)
Ending balance, value at Dec. 31, 2019	$ 21,400,106	100,000	10,000	904,698	4,453,764	(27,334,019)	(465,451)
Ending balance, shares at Dec. 31, 2019	52,472,619
IfrsStatementLineItems [Line Items]
Shares issued for cash	$ 626,000						626,000
Shares issued for cash, net, shares	6,260,000
Exercise of stock options	$ 6,672				(1,422)		5,250
Exercise of stock options, shares	105,000
Share issued for services	$ 52,200						52,200
Shares issued for services, shares	3,480,000
Acquisition of HealthTab™ Inc.	$ 100,000	(100,000)
Acquisition of HealthTab Inc., shares	2,000,000
Share subscriptions received			10,000				10,000
Share-based compensation					130,219		130,219
Net loss for the year						(1,173,966)	(1,173,966)
Shares issued for debt	$ 136,949		(10,000)				126,949
Shares issued for debt, shares	5,477,965
Share issuance costs	$ (35,075)			9,833			(25,242)
Ending balance, value at Dec. 31, 2020	$ 22,286,852		10,000	914,531	4,582,561	(28,507,985)	(714,041)
Ending balance, shares at Dec. 31, 2020	69,795,584
IfrsStatementLineItems [Line Items]
Shares issued for cash	$ 2,414,000		(10,000)				2,404,000
Shares issued for cash, net, shares	15,740,000
Exercise of stock options	$ 312,052				(186,395)		125,657
Exercise of stock options, shares	1,666,020
Share issued for services	$ 38,500						38,500
Shares issued for services, shares	275,000
Share-based compensation					495,791		495,791
Net loss for the year						(1,708,132)	(1,708,132)
Share issuance costs	(238,221)			139,625			(98,596)
Exercise of warrants	$ 1,805,132			(151,395)			1,653,737
Exercise of warrants, shares	10,058,660
Ending balance, value at Dec. 31, 2021	$ 26,618,315			$ 902,761	$ 4,891,957	$ (30,216,117)	$ 2,196,916
Ending balance, shares at Dec. 31, 2021	97,535,264